Net Carrying Values of Debt Securities by Contractual Maturity (Detail) $ in Thousands	May 31, 2018 USD ($)
Available-for-Sale Securities, amortized cost
Less than one year, amortized cost	$ 7,374
One year through five years, amortized cost	12,520
Six years through ten years, amortized cost	3,024
After ten years, amortized cost	1,076
Available-for-sale Debt Securities, Amortized Cost Basis, Total	23,994
Available-for-Sale Securities, fair value
Less than one year, fair value	7,275
One year through five years, fair value	12,244
Six years through ten years, fair value	2,883
After ten years, fair value	1,114
Marketable debt securities, carrying value	$ 23,516